Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest and dividend income:
Interest and fees on loans	$ 476,041	$ 367,585	$ 372,152
Taxable interest and dividends on available for sale securities	118,690	58,312	31,825
Non-taxable interest and dividends on available for sale securities	7,179	7,376	7,588
Interest on federal funds sold and other short-term investments	3,271	1,886	1,757
Interest and dividends on trading securities	0	0	6
Total interest and dividend income	605,181	435,159	413,328
Interest expense:
Interest on deposits	28,621	5,167	11,315
Interest on borrowings	8,506	165	762
Total interest expense	37,127	5,332	12,077
Net interest income	568,054	429,827	401,251
Provision for (release of) allowance for loan losses	17,925	(9,686)	38,800
Net interest income after provision for (release of) loan losses	550,129	439,513	362,451
Noninterest income:
Service charges on deposit accounts	30,392	24,271	21,560
Trust and investment advisory fees	23,593	24,588	21,102
Debit card processing fees	12,644	12,118	10,277
Interest rate swap income (losses)	6,009	5,634	(1,381)
(Losses) income from investments held in rabbi trusts	(10,762)	10,217	10,337
Losses on trading securities, net	0	0	(4)
Gains on sales of mortgage loans held for sale, net	248	3,605	7,066
(Losses) gains on sales of securities available for sale, net	(3,157)	1,166	288
Other	17,783	15,838	14,434
Total noninterest income	76,750	97,437	83,679
Noninterest expense:
Salaries and employee benefits	233,097	227,624	201,234
Office occupancy and equipment	37,445	37,261	30,620
Data processing	52,938	46,415	41,210
Professional services	15,805	21,283	15,675
Charitable contributions	0	0	95,272
Marketing	9,294	8,500	8,727
Loan expenses	6,384	9,114	9,184
FDIC insurance	6,250	4,226	3,734
Amortization of intangible assets	1,198	219	596
Other	26,238	6,313	23,239
Total noninterest expense	388,649	360,955	429,491
Income from continuing operations before income tax expense	238,230	175,995	16,639
Income tax expense	51,719	30,464	7,778
Net income from continuing operations	186,511	145,531	8,861
Net income from discontinued operations	13,248	9,134	13,877
Net income	$ 199,759	$ 154,665	$ 22,738
Basic earnings per share
Basic earnings per share from continuing operations (in dollars per share)	$ 1.13	$ 0.85	$ 0.05
Basic earnings per share from discontinued operations (in dollars per share)	0.08	0.05	0.08
Basic earnings per share (in dollars per share)	1.21	0.90	0.13
Diluted earnings per share
Diluted earnings per share from continuing operations (in dollars per share)	1.13	0.85	0.05
Diluted earnings per share from discontinued operations (in dollars per share)	0.08	0.05	0.08
Diluted earnings per share (in dollars per share)	$ 1.21	$ 0.90	$ 0.13